Quarterly Holdings Report
for
Fidelity® Total Emerging Markets Fund
January 31, 2023
TEK-NPRT1-0423
1.931232.111
Common Stocks - 55.2%
	Shares	Value ($)
Belgium - 0.2%
Titan Cement International Trading SA	36,300	569,854
Bermuda - 0.7%
China Gas Holdings Ltd.	265,344	413,093
Credicorp Ltd. (United States)	4,979	668,680
Huanxi Media Group Ltd. (a)	770,309	118,962
Kerry Properties Ltd.	39,500	100,149
Kunlun Energy Co. Ltd.	456,040	359,658
Pacific Basin Shipping Ltd.	94,000	33,172
Shangri-La Asia Ltd. (a)	118,000	103,027
TOTAL BERMUDA		1,796,741
Brazil - 2.5%
Arezzo Industria e Comercio SA	12,045	207,857
Atacadao SA	157,500	510,387
Dexco SA	216,843	322,084
ENGIE Brasil Energia SA	42,300	327,897
Equatorial Energia SA	79,400	438,270
Localiza Rent a Car SA	57,700	673,013
Localiza Rent a Car SA	252	2,097
LOG Commercial Properties e Participacoes SA	23,400	83,896
Lojas Renner SA	133,266	567,843
Multiplan Empreendimentos Imobiliarios SA	11,600	54,363
Raia Drogasil SA	113,400	554,680
Rede D'Oregon Sao Luiz SA (b)	39,854	250,447
Rumo SA	158,800	574,975
Suzano Papel e Celulose SA	38,300	349,780
Transmissora Alianca de Energia Eletrica SA unit	40,700	297,134
Vale SA sponsored ADR	78,768	1,471,386
TOTAL BRAZIL		6,686,109
Canada - 0.5%
Barrick Gold Corp.	70,000	1,368,500
Cayman Islands - 13.5%
Akeso, Inc. (a)(b)(c)	29,890	181,826
Alibaba Group Holding Ltd. (a)	358,256	4,925,543
Alibaba Group Holding Ltd. sponsored ADR (a)	4,653	512,761
Angelalign Technology, Inc. (b)(c)	5,264	72,283
Antengene Corp. (a)(b)	51,938	34,239
BeiGene Ltd. ADR (a)	765	195,840
Bilibili, Inc. ADR (a)	32,778	819,450
BizLink Holding, Inc.	33,000	289,245
Chailease Holding Co. Ltd.	164,144	1,235,942
China Resources Land Ltd.	66,510	318,753
CK Asset Holdings Ltd.	5,500	35,164
Daqo New Energy Corp. ADR (a)	604	27,488
ENN Energy Holdings Ltd.	38,500	580,069
ESR Group Ltd. (b)	32,000	64,067
Greentown China Holdings Ltd.	33,500	49,391
Haitian International Holdings Ltd.	117,000	359,068
Hansoh Pharmaceutical Group Co. Ltd. (b)	122,113	249,930
Innovent Biologics, Inc. (a)(b)	49,096	267,399
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	39,000	31,924
JD Health International, Inc. (a)(b)	14,404	119,616
JD.com, Inc.:
Class A	39,886	1,184,350
sponsored ADR	8,091	481,657
Jiumaojiu International Holdings Ltd. (b)	54,711	140,180
KE Holdings, Inc. (a)	900	5,498
KE Holdings, Inc. ADR (a)	14,767	270,827
Kingdee International Software Group Co. Ltd. (a)	43,329	94,566
Kuaishou Technology Class B (a)(b)	23,833	209,702
KWG Group Holdings Ltd.	102,000	27,098
Li Auto, Inc. Class A (a)	5,800	70,970
Li Ning Co. Ltd.	102,887	1,017,106
Longfor Properties Co. Ltd. (b)	35,480	117,230
Medlive Technology Co. Ltd. (b)	61,955	85,584
Meituan Class B (a)(b)	132,422	2,960,410
NetEase, Inc. ADR	8,777	777,730
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,400	144,976
PagSeguro Digital Ltd. (a)	99,745	1,006,427
Parade Technologies Ltd.	4,428	136,812
Pinduoduo, Inc. ADR (a)	18,409	1,803,714
Sea Ltd. ADR (a)	28,284	1,822,904
Seazen Group Ltd. (a)	56,000	21,819
Shenzhou International Group Holdings Ltd.	39,705	500,030
Silergy Corp.	21,903	445,329
StoneCo Ltd. Class A (a)	44,012	491,174
Sunny Optical Technology Group Co. Ltd.	34,047	459,537
Tencent Holdings Ltd.	144,588	7,045,617
Tencent Music Entertainment Group ADR (a)	12,138	101,838
Tongdao Liepin Group (a)	45,662	62,617
Trip.com Group Ltd. ADR (a)	34,227	1,258,185
Uni-President China Holdings Ltd.	281,600	270,911
Wuxi Biologics (Cayman), Inc. (a)(b)	104,998	876,776
Xinyi Solar Holdings Ltd.	114,612	149,106
XP, Inc. Class A (a)	56,235	1,002,108
Zai Lab Ltd. (a)	72,993	305,316
TOTAL CAYMAN ISLANDS		35,718,102
Chile - 0.5%
Banco de Chile	6,789,700	741,946
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	5,521	538,518
TOTAL CHILE		1,280,464
China - 5.2%
Ant International Co. Ltd. Class C (a)(d)(e)	424,550	670,789
Beijing Enlight Media Co. Ltd. (A Shares)	107,700	131,161
BYD Co. Ltd. (H Shares)	27,183	860,819
C&S Paper Co. Ltd. (A Shares)	137,500	261,370
China Communications Services Corp. Ltd. (H Shares)	516,000	196,358
China Construction Bank Corp. (H Shares)	2,051,000	1,327,594
China Life Insurance Co. Ltd. (H Shares)	484,000	890,934
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	20,700	45,608
China Petroleum & Chemical Corp. (H Shares)	1,406,000	759,197
China Tower Corp. Ltd. (H Shares) (b)	852,783	96,894
China Vanke Co. Ltd. (H Shares)	82,400	166,572
Daqin Railway Co. Ltd. (A Shares)	554,000	550,214
Flat Glass Group Co. Ltd. (c)	32,418	101,495
Gemdale Corp. (A Shares)	72,358	106,012
Haier Smart Home Co. Ltd.	156,600	577,560
Haier Smart Home Co. Ltd. (A Shares)	48,350	184,840
Hangzhou First Applied Material Co. Ltd. (A Shares)	6,966	77,809
Hongfa Technology Co. Ltd. (A Shares)	33,006	183,618
LONGi Green Energy Technology Co. Ltd.	12,046	86,380
Pharmaron Beijing Co. Ltd. (H Shares) (b)	18,800	137,803
Ping An Insurance Group Co. of China Ltd. (H Shares)	303,500	2,357,498
Poly Developments & Holdings (A Shares)	21,600	50,349
Proya Cosmetics Co. Ltd. (A Shares)	30,540	747,629
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	11,729	580,082
Sinopec Engineering Group Co. Ltd. (H Shares)	341,500	172,139
Sinopharm Group Co. Ltd. (H Shares)	65,375	160,234
Sungrow Power Supply Co. Ltd. (A Shares)	4,207	81,481
TravelSky Technology Ltd. (H Shares)	155,000	322,176
Tsingtao Brewery Co. Ltd. (H Shares)	108,000	1,042,722
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	35,747	69,761
WuXi AppTec Co. Ltd. (H Shares) (b)	17,453	226,785
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	98,400	524,211
TOTAL CHINA		13,748,094
Cyprus - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	68,238	25,202
TCS Group Holding PLC GDR (a)(e)	56,395	70,750
TOTAL CYPRUS		95,952
Germany - 0.1%
Delivery Hero AG (a)(b)	5,710	342,785
Greece - 0.4%
Alpha Bank SA (a)	556,800	752,722
Piraeus Financial Holdings SA (a)	126,700	260,194
TOTAL GREECE		1,012,916
Hong Kong - 1.2%
AIA Group Ltd.	77,400	875,212
China Jinmao Holdings Group Ltd.	270,000	62,018
China Merchants Holdings International Co. Ltd.	186,101	260,881
China Overseas Land and Investment Ltd.	76,540	206,679
China Resources Beer Holdings Co. Ltd.	142,666	1,074,030
Guangdong Investment Ltd.	372,000	404,148
Sino-Ocean Group Holding Ltd.	474,000	71,342
Sinotruk Hong Kong Ltd.	103,500	178,947
TOTAL HONG KONG		3,133,257
Hungary - 0.2%
Richter Gedeon PLC	17,860	402,576
India - 7.7%
Apollo Hospitals Enterprise Ltd.	7,041	368,215
Bajaj Finance Ltd.	12,664	917,406
Bandhan Bank Ltd. (a)(b)	192,500	578,202
Bharat Electronics Ltd.	414,400	483,196
Bharti Airtel Ltd.	13,153	124,200
CE Info Systems Ltd. (a)	4,814	67,232
Divi's Laboratories Ltd.	4,477	182,297
Embassy Office Parks (REIT)	5,500	22,096
HDFC Bank Ltd. (a)	186,496	3,677,788
HDFC Standard Life Insurance Co. Ltd. (b)	106,000	752,785
Indraprastha Gas Ltd.	69,293	361,516
Indus Towers Ltd.	7,700	14,485
Infosys Ltd.	18,002	339,794
Infosys Ltd. sponsored ADR	96,700	1,817,960
ITC Ltd.	230,513	996,921
JK Cement Ltd.	24,874	827,055
Larsen & Toubro Ltd.	36,269	946,176
Mahanagar Gas Ltd.	26,075	282,637
Manappuram General Finance & Leasing Ltd.	198,751	281,148
Maruti Suzuki India Ltd.	3,903	426,377
NTPC Ltd.	278,023	583,548
Oberoi Realty Ltd.	6,670	67,313
Oil & Natural Gas Corp. Ltd.	232,000	414,270
Petronet LNG Ltd.	73,606	196,352
Power Grid Corp. of India Ltd.	238,685	634,755
Reliance Industries Ltd.	87,513	2,529,889
Shree Cement Ltd.	1,951	567,662
Sun Pharmaceutical Industries Ltd.	9,454	119,956
Tata Motors Ltd. (a)	26,194	146,187
Tata Steel Ltd.	593,800	876,372
Torrent Pharmaceuticals Ltd.	9,160	170,952
Vijaya Diagnostic Centre Pvt Ltd.	10,490	53,123
Zomato Ltd. (a)	760,665	467,102
TOTAL INDIA		20,294,967
Indonesia - 1.1%
PT Bank Central Asia Tbk	2,056,100	1,166,856
PT Bank Rakyat Indonesia (Persero) Tbk	4,153,279	1,273,678
PT Dayamitra Telekomunikasi Tbk	404,400	18,232
PT Sumber Alfaria Trijaya Tbk	1,496,000	282,792
PT United Tractors Tbk	109,200	179,280
TOTAL INDONESIA		2,920,838
Japan - 0.4%
Capcom Co. Ltd.	3,377	109,428
JTOWER, Inc. (a)	1,497	71,702
Money Forward, Inc. (a)	2,934	108,803
Renesas Electronics Corp. (a)	17,959	184,728
Sumco Corp.	8,120	120,312
Z Holdings Corp.	145,669	423,856
TOTAL JAPAN		1,018,829
Korea (South) - 6.5%
Coway Co. Ltd.	7,330	331,998
Hanon Systems	24,560	182,999
Hyundai Fire & Marine Insurance Co. Ltd.	12,770	321,111
Jeisys Medical, Inc. (a)	12,635	90,543
Kakao Corp.	12,464	626,638
Kakao Pay Corp. (a)	3,297	164,569
KB Financial Group, Inc.	30,428	1,384,985
Kia Corp.	11,460	623,601
Korea Zinc Co. Ltd.	609	267,898
LG Chemical Ltd.	683	385,017
LG Corp.	7,030	472,852
NAVER Corp.	2,077	344,622
NCSOFT Corp.	747	276,151
POSCO	5,762	1,414,151
S-Oil Corp.	5,090	366,735
Samsung Biologics Co. Ltd. (a)(b)	905	583,628
Samsung Electronics Co. Ltd.	135,021	6,717,223
Samsung SDI Co. Ltd.	1,515	847,973
SK Hynix, Inc.	24,103	1,741,577
Studio Dragon Corp. (a)	1,318	86,475
TOTAL KOREA (SOUTH)		17,230,746
Luxembourg - 0.3%
Adecoagro SA	2,200	18,590
Globant SA (a)	1,900	308,142
Tenaris SA sponsored ADR	11,700	414,765
TOTAL LUXEMBOURG		741,497
Mauritius - 0.0%
Jumo World Ltd. (a)(e)	30	32,039
Mexico - 2.0%
CEMEX S.A.B. de CV sponsored ADR (a)	310,900	1,660,206
Corporacion Inmobiliaria Vesta S.A.B. de CV	86,955	237,538
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	31,000	535,184
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	1,835	499,120
Grupo Aeroportuario Norte S.A.B. de CV	28,400	258,972
Grupo Financiero Banorte S.A.B. de CV Series O	174,821	1,450,057
Wal-Mart de Mexico SA de CV Series V	155,500	609,101
TOTAL MEXICO		5,250,178
Netherlands - 0.1%
CTP BV (b)	1,352	19,490
X5 Retail Group NV GDR (Reg. S) (a)(e)	77,500	16,181
Yandex NV Series A (a)(e)	94,069	322,642
TOTAL NETHERLANDS		358,313
Panama - 0.1%
Copa Holdings SA Class A (a)	3,314	305,153
Philippines - 0.2%
Ayala Land, Inc.	203,400	109,481
SM Investments Corp.	16,000	270,007
TOTAL PHILIPPINES		379,488
Poland - 0.1%
CD Projekt RED SA	8,205	263,897
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	155,600	35,545
LSR Group OJSC (a)(e)	755	1,007
LUKOIL PJSC sponsored ADR (e)	35,200	9,958
Novatek PJSC GDR (Reg. S) (a)(e)	9,100	2,325
Sberbank of Russia (a)(e)	30	0
Sberbank of Russia sponsored ADR (a)(e)	324,104	5,769
Severstal PAO GDR (Reg. S) (e)	83,700	1,976
TOTAL RUSSIA		56,580
Saudi Arabia - 1.6%
Al Rajhi Bank	60,814	1,328,736
Alinma Bank	76,200	666,978
Bupa Arabia for Cooperative Insurance Co.	15,675	653,229
Saudi Arabian Oil Co. (b)	10,720	94,118
Saudi Tadawul Group Holding Co.	8,754	377,871
The Saudi National Bank	85,600	1,078,838
TOTAL SAUDI ARABIA		4,199,770
Singapore - 0.5%
CapitaLand Investment Ltd.	56,700	171,779
First Resources Ltd.	394,500	462,349
United Overseas Bank Ltd.	24,700	561,447
TOTAL SINGAPORE		1,195,575
South Africa - 1.9%
Capitec Bank Holdings Ltd.	6,850	705,373
Discovery Ltd. (a)	62,600	496,483
FirstRand Ltd.	234,507	868,619
Impala Platinum Holdings Ltd.	99,500	1,151,398
Naspers Ltd. Class N	4,847	937,114
Pick 'n Pay Stores Ltd.	237,600	761,959
TOTAL SOUTH AFRICA		4,920,946
Taiwan - 5.1%
ECLAT Textile Co. Ltd.	16,000	266,606
eMemory Technology, Inc.	4,035	221,041
GlobalWafers Co. Ltd.	6,534	114,540
MediaTek, Inc.	39,793	960,606
Taiwan Semiconductor Manufacturing Co. Ltd.	626,787	11,051,190
Uni-President Enterprises Corp.	224,000	502,800
Unimicron Technology Corp.	41,422	190,542
Wiwynn Corp.	8,348	209,501
TOTAL TAIWAN		13,516,826
Thailand - 0.4%
Carabao Group PCL (For. Reg.)	178,200	561,546
Land & House PCL (For. Reg.)	325,800	98,473
PTT Global Chemical PCL (For. Reg.)	261,600	394,361
TOTAL THAILAND		1,054,380
Turkey - 0.1%
Bim Birlesik Magazalar A/S JSC	55,000	364,050
United Kingdom - 0.8%
Antofagasta PLC	31,458	671,915
Helios Towers PLC (a)	75,300	99,332
OPT Machine Vision Tech Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 3/3/23 (a)(b)	2,700	62,359
Prudential PLC	73,635	1,223,451
TOTAL UNITED KINGDOM		2,057,057
United States of America - 1.3%
Airbnb, Inc. Class A (a)	1,100	122,221
Dlocal Ltd. (a)	13,810	229,108
FirstCash Holdings, Inc.	11,501	1,060,162
Legend Biotech Corp. ADR (a)	2,479	125,190
Li Auto, Inc. ADR (a)	45,740	1,138,926
MercadoLibre, Inc. (a)	535	632,204
TOTAL UNITED STATES OF AMERICA		3,307,811
TOTAL COMMON STOCKS (Cost $128,031,341)		145,624,290

Preferred Stocks - 1.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.4%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (d)(e)	1,073	295,096
China - 0.1%
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	11,962	131,343
India - 0.2%
Meesho Series F (a)(d)(e)	7,108	563,167
TOTAL CONVERTIBLE PREFERRED STOCKS		989,606
Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.2%
Ambev SA sponsored ADR	200,400	533,064
Companhia de Transmissao de Energia Eletrica Paulista (PN)	51,200	230,669
Metalurgica Gerdau SA (PN)	316,170	902,489
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	78,006	805,022
sponsored ADR	64,500	748,200
		3,219,444
Korea (South) - 0.1%
Hyundai Motor Co. Series 2	5,787	404,762
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	8,409	153,044
TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,777,250
TOTAL PREFERRED STOCKS (Cost $3,761,426)		4,766,856

Nonconvertible Bonds - 15.6%
	Principal Amount (f)	Value ($)
Azerbaijan - 0.5%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)	695,000	714,026
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)	585,000	609,058
TOTAL AZERBAIJAN		1,323,084
Bahrain - 0.8%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)	1,580,000	1,638,559
7.625% 11/7/24 (b)	400,000	409,950
TOTAL BAHRAIN		2,048,509
Bailiwick of Jersey - 0.3%
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)	416,097	359,404
2.625% 3/31/36 (b)	570,000	464,123
TOTAL BAILIWICK OF JERSEY		823,527
Bermuda - 0.5%
GeoPark Ltd. 5.5% 1/17/27 (b)	500,000	443,531
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)	510,000	485,871
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)	550,000	414,563
TOTAL BERMUDA		1,343,965
Brazil - 0.1%
BRF SA 4.875% 1/24/30 (b)	65,000	54,912
Natura Cosmeticos SA 4.125% 5/3/28 (b)	240,000	198,048
TOTAL BRAZIL		252,960
British Virgin Islands - 0.1%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)	395,000	355,994
Canada - 0.1%
Gcm Mining Corp. 6.875% 8/9/26 (b)	400,000	336,500
Cayman Islands - 1.3%
DP World Crescent Ltd.:
3.875% 7/18/29 (Reg. S)	425,000	407,416
4.848% 9/26/28 (b)	400,000	403,325
Lamar Funding Ltd. 3.958% 5/7/25 (b)	430,000	410,731
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)	205,000	199,670
Meituan 2.125% 10/28/25 (b)	640,000	579,520
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)	400,000	373,500
Sable International Finance Ltd. 5.75% 9/7/27 (b)	600,000	567,000
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)	414,625	386,638
TOTAL CAYMAN ISLANDS		3,327,800
Chile - 0.5%
Corporacion Nacional del Cobre de Chile (Codelco):
3.7% 1/30/50 (b)	300,000	230,250
4.5% 8/1/47 (b)	250,000	218,375
5.125% 2/2/33 (b)	200,000	200,500
Empresa Nacional de Petroleo 4.5% 9/14/47 (b)	440,000	350,350
VTR Comunicaciones SpA 5.125% 1/15/28 (b)	400,000	277,750
TOTAL CHILE		1,277,225
Colombia - 0.2%
Ecopetrol SA 8.875% 1/13/33	285,000	291,783
Oleoducto Central SA 4% 7/14/27 (b)	350,000	309,597
TOTAL COLOMBIA		601,380
Georgia - 0.1%
JSC Georgian Railway 4% 6/17/28 (b)	300,000	263,963
Guatemala - 0.1%
CT Trust 5.125% 2/3/32 (b)	440,000	383,900
Indonesia - 1.0%
PT Adaro Indonesia 4.25% 10/31/24 (b)	250,000	239,734
PT Freeport Indonesia:
5.315% 4/14/32 (b)	250,000	236,903
6.2% 4/14/52 (b)	200,000	184,500
PT Hutama Karya Persero 3.75% 5/11/30 (b)	600,000	552,000
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (b)	690,000	687,542
PT Pertamina Persero:
4.15% 2/25/60 (b)	365,000	273,987
4.175% 1/21/50 (b)	450,000	358,678
TOTAL INDONESIA		2,533,344
Israel - 0.2%
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)	300,000	267,232
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)	250,000	248,125
TOTAL ISRAEL		515,357
Kazakhstan - 0.1%
KazMunaiGaz National Co. 3.5% 4/14/33 (b)	400,000	303,752
Luxembourg - 0.5%
Adecoagro SA 6% 9/21/27 (b)	480,000	458,340
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)	720,000	622,800
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)	372,007	324,464
TOTAL LUXEMBOURG		1,405,604
Malaysia - 0.5%
MISC Capital Two (Labuan) Ltd. 3.75% 4/6/27 (b)	380,000	353,115
Petronas Capital Ltd.:
3.404% 4/28/61 (b)	400,000	292,450
3.5% 4/21/30 (b)	450,000	420,093
4.55% 4/21/50 (b)	400,000	372,575
TOTAL MALAYSIA		1,438,233
Mauritius - 0.4%
AXIAN Telecom 7.375% 2/16/27 (b)	355,000	324,448
CA Magnum Holdings 5.375% (b)(g)	400,000	368,000
HTA Group Ltd. 7% 12/18/25 (b)	400,000	375,825
TOTAL MAURITIUS		1,068,273
Mexico - 1.9%
Comision Federal de Electricid 3.348% 2/9/31 (b)	450,000	368,241
Petroleos Mexicanos:
5.35% 2/12/28	320,000	278,400
6.49% 1/23/27	590,000	551,916
6.5% 6/2/41	1,170,000	834,327
6.625% 6/15/35	410,000	320,046
6.7% 2/16/32	415,000	343,413
6.75% 9/21/47	960,000	663,600
6.84% 1/23/30	520,000	450,892
6.95% 1/28/60	1,075,000	735,676
7.69% 1/23/50	589,000	439,836
TOTAL MEXICO		4,986,347
Morocco - 0.2%
OCP SA:
3.75% 6/23/31 (b)	535,000	450,738
5.125% 6/23/51 (b)	200,000	155,000
TOTAL MOROCCO		605,738
Multi-National - 0.3%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	690,000	678,701
Netherlands - 0.6%
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)	890,000	791,433
Prosus NV:
3.832% 2/8/51 (b)	425,000	276,675
4.027% 8/3/50 (b)	350,000	234,281
4.193% 1/19/32 (b)	245,000	209,910
TOTAL NETHERLANDS		1,512,299
Panama - 0.4%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (b)	290,000	240,301
5.125% 8/11/61 (b)	200,000	162,225
Cable Onda SA 4.5% 1/30/30 (b)	580,000	510,763
TOTAL PANAMA		913,289
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)	250,000	232,859
Peru - 0.2%
Camposol SA 6% 2/3/27 (b)	500,000	290,875
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)	165,000	144,375
TOTAL PERU		435,250
Qatar - 0.7%
Qatar Petroleum:
1.375% 9/12/26 (b)	425,000	381,994
2.25% 7/12/31 (b)	700,000	593,381
3.125% 7/12/41 (b)	650,000	513,622
3.3% 7/12/51 (b)	580,000	440,728
TOTAL QATAR		1,929,725
Saudi Arabia - 0.7%
Saudi Arabian Oil Co.:
3.5% 4/16/29 (b)	450,000	421,538
4.25% 4/16/39 (b)	1,680,000	1,540,602
TOTAL SAUDI ARABIA		1,962,140
Singapore - 0.3%
Medco Bell Pte Ltd. 6.375% 1/30/27 (b)	730,000	693,500
South Africa - 0.6%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)	315,000	301,219
6.75% 8/6/23 (b)	250,000	244,906
7.125% 2/11/25 (b)	815,000	777,714
8.45% 8/10/28 (b)	235,000	225,013
TOTAL SOUTH AFRICA		1,548,852
Spain - 0.2%
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)	690,000	497,338
Thailand - 0.1%
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)	350,000	236,688
United Arab Emirates - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)	390,000	339,983
4.875% 4/23/30 (b)	50,000	51,728
MDGH GMTN RSC Ltd. 5.5% 4/28/33 (b)	200,000	213,600
TOTAL UNITED ARAB EMIRATES		605,311
United Kingdom - 0.7%
Antofagasta PLC 2.375% 10/14/30 (b)	450,000	369,084
Endeavour Mining PLC 5% 10/14/26 (b)	405,000	357,868
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)	400,000	302,700
NAK Naftogaz Ukraine 7.375% 7/19/24 (Reg. S) (h)	400,000	80,250
Tullow Oil PLC:
7% 3/1/25 (b)	450,000	319,500
10.25% 5/15/26 (b)	411,000	352,433
TOTAL UNITED KINGDOM		1,781,835
United States of America - 0.6%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)	815,000	733,390
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)	100,000	97,081
Sasol Financing U.S.A. LLC 5.875% 3/27/24	200,000	197,190
Stillwater Mining Co. 4% 11/16/26 (b)	690,000	638,250
TOTAL UNITED STATES OF AMERICA		1,665,911
Uzbekistan - 0.3%
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)	350,000	328,563
Uzbekneftegaz JSC 4.75% 11/16/28 (b)	400,000	335,000
TOTAL UZBEKISTAN		663,563
Venezuela - 0.2%
Petroleos de Venezuela SA:
6% 5/16/24 (b)(h)	5,700,000	277,875
6% 11/15/26 (Reg. S) (h)	6,800,000	306,000
TOTAL VENEZUELA		583,875
TOTAL NONCONVERTIBLE BONDS (Cost $48,694,908)		41,136,591

Government Obligations - 22.0%
		Principal Amount (f)	Value ($)
Angola - 0.8%
Angola Republic:
8.25% 5/9/28 (b)		1,020,000	961,350
8.75% 4/14/32 (b)		200,000	185,000
9.125% 11/26/49 (b)		225,000	196,875
9.375% 5/8/48 (b)		290,000	258,100
9.5% 11/12/25 (b)		420,000	438,375
TOTAL ANGOLA			2,039,700
Argentina - 0.9%
Argentine Republic:
0.5% 7/9/30 (i)		1,995,365	706,359
1% 7/9/29		498,666	170,045
1.5% 7/9/35 (i)		1,537,734	473,622
3.875% 1/9/38 (i)		2,011,834	735,325
Buenos Aires Province 5.25% 9/1/37 (b)(i)		1,030,000	404,275
TOTAL ARGENTINA			2,489,626
Armenia - 0.1%
Republic of Armenia 3.6% 2/2/31 (b)		360,000	281,093
Azerbaijan - 0.1%
Azerbaijan Republic 3.5% 9/1/32 (b)		185,000	159,597
Bahrain - 0.1%
Bahrain Kingdom 5.625% 5/18/34 (b)		200,000	176,000
Barbados - 0.1%
Barbados Government 6.5% 10/1/29 (b)		290,000	267,579
Benin - 0.0%
Republic of Benin 4.875% 1/19/32 (b)	EUR	140,000	119,858
Brazil - 0.5%
Brazilian Federative Republic:
3.875% 6/12/30		1,165,000	1,029,423
4.75% 1/14/50		505,000	370,481
TOTAL BRAZIL			1,399,904
Cameroon - 0.1%
Cameroon Republic 5.95% 7/7/32 (b)	EUR	360,000	297,151
Chile - 0.4%
Chilean Republic:
2.45% 1/31/31		535,000	456,188
3.5% 1/31/34		280,000	247,503
4% 1/31/52		200,000	162,288
4.34% 3/7/42		200,000	177,288
TOTAL CHILE			1,043,267
Colombia - 1.2%
Colombian Republic:
3% 1/30/30		715,000	555,913
3.125% 4/15/31		548,000	414,185
5% 6/15/45		805,000	564,406
5.2% 5/15/49		185,000	130,344
6.125% 1/18/41		200,000	164,850
7.375% 9/18/37		650,000	630,825
7.5% 2/2/34		200,000	197,900
8% 4/20/33		425,000	436,236
TOTAL COLOMBIA			3,094,659
Costa Rica - 0.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		425,000	356,017
6.125% 2/19/31 (b)		265,000	259,418
TOTAL COSTA RICA			615,435
Dominican Republic - 1.4%
Dominican Republic:
4.5% 1/30/30 (b)		515,000	447,664
4.875% 9/23/32 (b)		870,000	739,663
5.3% 1/21/41 (b)		200,000	160,163
5.875% 1/30/60 (b)		900,000	690,356
6% 7/19/28 (b)		400,000	391,950
6% 2/22/33 (b)		425,000	393,125
6.5% 2/15/48 (b)		200,000	172,538
6.85% 1/27/45 (b)		350,000	320,097
6.875% 1/29/26 (b)		255,000	262,060
7.05% 2/3/31 (b)		150,000	150,000
TOTAL DOMINICAN REPUBLIC			3,727,616
Ecuador - 0.5%
Ecuador Republic:
2.5% 7/31/35 (b)(i)		1,385,256	672,542
5.5% 7/31/30 (b)(i)		985,630	654,089
TOTAL ECUADOR			1,326,631
Egypt - 1.2%
Arab Republic of Egypt:
, yield at date of purchase 20.9992% 7/18/23	EGP	3,350,000	101,154
5.875% 2/16/31 (b)		400,000	283,825
7.0529% 1/15/32 (b)		890,000	667,389
7.5% 1/31/27 (b)		150,000	135,000
7.5% 2/16/61 (b)		300,000	194,250
7.903% 2/21/48 (b)		865,000	575,225
8.5% 1/31/47 (b)		1,160,000	817,800
8.7002% 3/1/49 (b)		400,000	282,000
TOTAL EGYPT			3,056,643
El Salvador - 0.1%
El Salvador Republic 7.1246% 1/20/50 (b)		560,000	258,055
Gabon - 0.2%
Gabonese Republic:
6.95% 6/16/25 (b)		200,000	193,500
7% 11/24/31 (b)		540,000	454,950
TOTAL GABON			648,450
Georgia - 0.2%
Georgia Republic 2.75% 4/22/26 (b)		505,000	462,643
Ghana - 0.3%
Ghana Republic:
8.125% 1/18/26 (b)		500,000	197,500
8.627% 6/16/49 (b)		615,000	220,631
10.75% 10/14/30 (b)		400,000	279,000
TOTAL GHANA			697,131
Guatemala - 0.1%
Guatemalan Republic 6.125% 6/1/50 (b)		350,000	340,003
Hungary - 0.4%
Hungarian Republic:
2.125% 9/22/31 (b)		500,000	390,000
3.125% 9/21/51 (b)		560,000	354,200
6.25% 9/22/32 (b)		200,000	207,250
TOTAL HUNGARY			951,450
Indonesia - 0.4%
Indonesian Republic:
3.5% 2/14/50		380,000	291,484
4.2% 10/15/50		600,000	516,066
8.5% 10/12/35 (b)		300,000	390,150
TOTAL INDONESIA			1,197,700
Israel - 0.1%
Israeli State 4.5% 4/3/20		405,000	348,036
Ivory Coast - 0.3%
Ivory Coast:
6.125% 6/15/33 (b)		200,000	177,500
6.375% 3/3/28 (b)		635,000	614,363
TOTAL IVORY COAST			791,863
Jordan - 0.2%
Jordanian Kingdom:
5.85% 7/7/30 (b)		200,000	183,500
7.375% 10/10/47 (b)		280,000	251,965
TOTAL JORDAN			435,465
Kenya - 0.4%
Republic of Kenya:
6.3% 1/23/34 (b)		440,000	338,800
6.875% 6/24/24 (b)		450,000	420,750
7% 5/22/27 (b)		410,000	369,000
TOTAL KENYA			1,128,550
Lebanon - 0.2%
Lebanese Republic:
5.8% 12/31/49 (h)		1,165,000	74,851
6.375% 12/31/49 (h)		7,090,000	455,533
TOTAL LEBANON			530,384
Mexico - 0.8%
United Mexican States:
2.659% 5/24/31		400,000	335,400
3.25% 4/16/30		400,000	359,825
4.35% 1/15/47		850,000	675,750
4.75% 3/8/44		450,000	386,438
6.35% 2/9/35		220,000	233,530
TOTAL MEXICO			1,990,943
Mongolia - 0.1%
Mongolia Government 5.125% 4/7/26 (b)		200,000	187,022
Morocco - 0.0%
Moroccan Kingdom 4% 12/15/50 (b)		200,000	136,500
Nigeria - 0.7%
Republic of Nigeria:
6.125% 9/28/28 (b)		325,000	251,875
6.5% 11/28/27 (b)		705,000	578,100
7.143% 2/23/30 (b)		850,000	646,000
7.625% 11/28/47 (b)		300,000	196,125
8.25% 9/28/51 (b)		200,000	134,500
TOTAL NIGERIA			1,806,600
Oman - 1.3%
Sultanate of Oman:
4.75% 6/15/26 (b)		450,000	439,678
5.375% 3/8/27 (b)		395,000	393,716
5.625% 1/17/28 (b)		420,000	421,785
6% 8/1/29 (b)		285,000	291,021
6.25% 1/25/31 (b)		690,000	713,201
6.5% 3/8/47 (b)		1,275,000	1,216,031
TOTAL OMAN			3,475,432
Pakistan - 0.2%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		880,000	378,497
6.875% 12/5/27 (b)		560,000	232,462
TOTAL PAKISTAN			610,959
Panama - 0.9%
Panamanian Republic:
2.252% 9/29/32		485,000	370,510
3.16% 1/23/30		660,000	579,274
3.298% 1/19/33		540,000	450,495
3.87% 7/23/60		510,000	340,043
4.5% 5/15/47		405,000	323,443
6.4% 2/14/35		250,000	263,719
TOTAL PANAMA			2,327,484
Paraguay - 0.3%
Republic of Paraguay:
2.739% 1/29/33 (b)		415,000	333,504
5.4% 3/30/50 (b)		415,000	369,428
TOTAL PARAGUAY			702,932
Peru - 0.4%
Peruvian Republic:
2.783% 1/23/31		530,000	447,618
3% 1/15/34		260,000	210,649
3.3% 3/11/41		635,000	477,163
TOTAL PERU			1,135,430
Philippines - 0.4%
Philippine Republic:
2.65% 12/10/45		430,000	299,435
2.95% 5/5/45		320,000	234,835
5.5% 1/17/48		200,000	208,022
5.95% 10/13/47		225,000	246,962
TOTAL PHILIPPINES			989,254
Qatar - 1.1%
State of Qatar:
4.4% 4/16/50 (b)		1,430,000	1,347,775
4.625% 6/2/46 (b)		600,000	587,175
4.817% 3/14/49 (b)		855,000	850,725
TOTAL QATAR			2,785,675
Romania - 0.5%
Romanian Republic:
3% 2/27/27 (b)		334,000	302,270
3% 2/14/31 (b)		574,000	474,268
3.625% 3/27/32 (b)		334,000	282,230
6.125% 1/22/44 (b)		400,000	384,500
TOTAL ROMANIA			1,443,268
Russia - 0.0%
Ministry of Finance of the Russian Federation 5.1% 3/28/35(Reg. S) (e)(h)		600,000	102,000
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		700,000	526,225
Saudi Arabia - 0.2%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		445,000	363,454
3.45% 2/2/61 (b)		325,000	235,381
TOTAL SAUDI ARABIA			598,835
Senegal - 0.1%
Republic of Senegal:
6.25% 5/23/33 (b)		235,000	203,275
6.75% 3/13/48 (b)		200,000	149,500
TOTAL SENEGAL			352,775
Serbia - 0.2%
Republic of Serbia 2.125% 12/1/30 (b)		620,000	471,123
South Africa - 0.5%
South African Republic:
4.85% 9/27/27		400,000	384,500
5% 10/12/46		155,000	112,763
5.65% 9/27/47		325,000	248,625
5.75% 9/30/49		715,000	543,400
TOTAL SOUTH AFRICA			1,289,288
Sri Lanka - 0.3%
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (b)(h)		935,000	313,985
6.85% 11/3/25 (b)(h)		695,000	239,471
7.55% 3/28/30 (b)(h)		150,000	50,372
7.85% 3/14/29 (b)(h)		210,000	69,848
TOTAL SRI LANKA			673,676
Tunisia - 0.0%
Tunisia Republic of 5.75% 1/30/25 (b)		110,000	71,418
Turkey - 0.9%
Turkish Republic:
4.25% 3/13/25		365,000	339,450
4.875% 10/9/26		520,000	458,900
4.875% 4/16/43		1,005,000	634,406
5.125% 2/17/28		245,000	209,475
5.75% 5/11/47		665,000	443,888
6.125% 10/24/28		220,000	193,875
TOTAL TURKEY			2,279,994
Ukraine - 0.4%
Ukraine Government:
0% 8/1/41 (b)(j)		775,000	243,302
6.876% 5/21/31 (b)		200,000	39,300
7.253% 3/15/35 (b)		380,000	74,053
7.375% 9/25/34 (b)		200,000	39,500
7.75% 9/1/25 (b)		830,000	189,499
7.75% 9/1/26 (b)		830,000	178,346
7.75% 9/1/27 (b)		345,000	73,593
7.75% 9/1/28 (b)		560,000	121,520
7.75% 9/1/29 (b)		400,000	87,950
TOTAL UKRAINE			1,047,063
United Arab Emirates - 0.6%
Emirate of Abu Dhabi:
1.7% 3/2/31 (b)		350,000	291,769
3.125% 9/30/49 (b)		410,000	309,038
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		650,000	492,497
5.25% 1/30/43 (Reg. S)		295,000	283,071
United Arab Emirates 4.05% 7/7/32 (b)		200,000	197,788
TOTAL UNITED ARAB EMIRATES			1,574,163
United States of America - 0.7%
U.S. Treasury Bills, yield at date of purchase 4.08% to 4.55% 2/2/23 to 4/13/23 (k)		250,000	247,946
U.S. Treasury Bonds 2.875% 5/15/52		1,827,000	1,574,360
TOTAL UNITED STATES OF AMERICA			1,822,306
Uruguay - 0.3%
Uruguay Republic 5.1% 6/18/50		730,000	736,935
Uzbekistan - 0.1%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		200,000	164,663
3.9% 10/19/31 (b)		240,000	195,945
TOTAL UZBEKISTAN			360,608
Venezuela - 0.2%
Venezuelan Republic 9.25% 9/15/27 (h)		6,200,000	589,000
Zambia - 0.1%
Republic of Zambia:
8.5% 4/14/24 (b)		50,000	25,188
8.97% 7/30/27 (b)		250,000	125,000
TOTAL ZAMBIA			150,188
TOTAL GOVERNMENT OBLIGATIONS (Cost $74,866,227)			58,121,585

Preferred Securities - 1.1%
	Principal Amount (f)	Value ($)
Cayman Islands - 0.4%
Banco Mercantil del Norte SA 6.75% (b)(g)(j)	400,000	390,950
DP World Salaam 6% (Reg. S) (g)(j)	600,000	600,375
TOTAL CAYMAN ISLANDS		991,325
Georgia - 0.3%
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (g)(j)	700,000	689,413
Mexico - 0.1%
CEMEX S.A.B. de CV 5.125% (b)(g)(j)	400,000	367,000
United Arab Emirates - 0.3%
Emirates NBD Bank PJSC 6.125% (Reg. S) (g)(j)	400,000	399,825
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(g)(j)	400,000	375,325
TOTAL UNITED ARAB EMIRATES		775,150
TOTAL PREFERRED SECURITIES (Cost $3,044,675)		2,822,888

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (l)	7,139,001	7,140,429
Fidelity Securities Lending Cash Central Fund 4.38% (l)(m)	243,389	243,413
TOTAL MONEY MARKET FUNDS (Cost $7,383,545)		7,383,842

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $265,782,122)	259,856,052
NET OTHER ASSETS (LIABILITIES) - 1.5%	4,021,817
NET ASSETS - 100.0%	263,877,869

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	113	Mar 2023	5,901,990	83,746	83,746

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit

Security Type Abbreviations
ELS	-	EQUITY-LINKED SECURITY

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,357,301 or 29.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,813,439 or 0.7% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)	Non-income producing - Security is in default.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $247,946.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. Class C	5/16/18	1,618,120

Creditas Financial Solutions Ltd. Series F	1/28/22	337,976

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	169,898

Gupshup, Inc.	6/08/21	192,273

Meesho Series F	9/21/21	544,986

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	8,147,400	45,916,784	46,923,755	70,928	-	-	7,140,429	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	421,999	3,367,486	3,546,072	2,066	-	-	243,413	0.0%
Total	8,569,399	49,284,270	50,469,827	72,994	-	-	7,383,842

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.